Shareholders' Equity (Summary Of Stock Options And RSUs Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of options
Outstanding at beginning of year	6,027,382
Granted	880,501
Exercised	(242,000)
Forfeited or expired	(620,010)
Outstanding at end of year	6,045,873
Options exercisable at end of the year	4,199,947
Vested and expected to vest	5,815,249
Weighted average exercise price
Outstanding at beginning of year	$ 8.52
Granted	$ 4.16
Exercised	$ 4.73
Forfeited or expired	$ 8.26
Outstanding at end of year	$ 8.07
Options exercisable at end of the year	$ 8.19
Vested and expected to vest	$ 8.12
Weighted-average remaining contractual term
Outstanding at end of year	6 years 3 months 11 days
Options exercisable at end of the year	5 years 5 months 1 day
Vested and expected to vest	6 years 2 months 9 days
Aggregate intrinsic value
Outstanding at end of the year	$ 18
Options exercisable at end of the year	18
Vested and expected to vest	$ 18
Restricted Stock Units (RSUs) [Member]
Number of options
Outstanding at beginning of year	100,000
Granted	1,192,746
Exercised	(50,000)
Forfeited or expired
Outstanding at end of year	1,242,746
Options exercisable at end of the year
Vested and expected to vest	964,775
Weighted average exercise price
Outstanding at beginning of year	$ 0
Granted	$ 0.01
Exercised	$ 0
Forfeited or expired
Outstanding at end of year	$ 0.01
Options exercisable at end of the year
Vested and expected to vest	$ 0